PROPERTY AND EQUIPMENT, NET (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning	$ 3,645,389	$ 151,188
Additions	1,205,812	3,645,389
Translation adjustment	150,696	0
Impairment charge	(16,316)	(151,188)
Cost, Ending	4,985,581	3,645,389	$ 151,188
Beginning Accumulated depreciation	0	12,770
Depreciation	5,768	30,529	12,770
Impairment charges	0	(43,299)
Ending Accumulated depreciation	(5,768)	0	12,770
Property and equipment, net	4,979,813	3,645,389
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning	0	151,188
Additions	0	0
Translation adjustment	0	0
Impairment charge	0	(151,188)
Cost, Ending	0	0	151,188
Beginning Accumulated depreciation	0	12,770
Depreciation	0	30,529
Impairment charges	0	(43,299)
Ending Accumulated depreciation	0	0	12,770
Property and equipment, net	0	0
Land
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning	523,480	0
Additions	0	523,480
Translation adjustment	21,640	0
Impairment charge	0	0
Cost, Ending	545,120	523,480	0
Beginning Accumulated depreciation	0	0
Depreciation	0	0
Impairment charges	0	0
Ending Accumulated depreciation	0	0	0
Property and equipment, net	545,120	523,480
Building
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning	1,361,048	0
Additions	0	1,361,048
Translation adjustment	56,264	0
Impairment charge	0	0
Cost, Ending	1,417,312	1,361,048	0
Beginning Accumulated depreciation	0	0
Depreciation	0	0
Impairment charges	0	0
Ending Accumulated depreciation	0	0	0
Property and equipment, net	1,417,312	1,361,048
Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning	1,760,861	0
Additions	0	1,760,861
Translation adjustment	72,792	0
Impairment charge	0	0
Cost, Ending	1,833,653	1,760,861	0
Beginning Accumulated depreciation	0	0
Depreciation	0	0
Impairment charges	0	0
Ending Accumulated depreciation	0	0	0
Property and equipment, net	1,833,653	1,760,861
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning	0	0
Additions	1,130,183	0
Translation adjustment	0	0
Impairment charge	(16,316)	0
Cost, Ending	1,113,867	0	0
Beginning Accumulated depreciation	0	0
Depreciation	(2,027)	0
Impairment charges	0	0
Ending Accumulated depreciation	(2,027)	0	0
Property and equipment, net	1,111,840	0
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning	0	0
Additions	44,645	0
Translation adjustment	0	0
Impairment charge	0	0
Cost, Ending	44,645	0	0
Beginning Accumulated depreciation	0	0
Depreciation	(2,708)	0
Impairment charges	0	0
Ending Accumulated depreciation	(2,708)	0	0
Property and equipment, net	41,937	0
Furnitures and Fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning	0	0
Additions	30,984	0
Translation adjustment	0	0
Impairment charge	0	0
Cost, Ending	30,984	0	0
Beginning Accumulated depreciation	0	0
Depreciation	(1,033)	0
Impairment charges	0	0
Ending Accumulated depreciation	(1,033)	0	$ 0
Property and equipment, net	$ 29,951	$ 0